Additional segmental analysis of revenue (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Analysis of operating segments
Gross premiums earned	$ 19,842	$ 21,081
Outward reinsurance premiums	(30,149)	(673)
Earned premiums, net of reinsurance	(10,307)	20,408
Other income	333	258
Total revenue	(9,974)	20,666
Interest income	2,188	2,292
Other investment return	1,722	29,581
Total revenue, net of reinsurance	(6,064)	52,539
Asia
Analysis of operating segments
Recapture of previously reinsured business	542
US insurance operations | In-force fixed and fixed indexed annuity | Athene Life Re Ltd
Analysis of operating segments
Outward reinsurance premiums	(30,150)
Asset management business
Analysis of operating segments
Other income	261	198
Operating segments after elimination of intra-group amounts, before unallocated
Analysis of operating segments
Gross premiums earned	19,782	21,046
Outward reinsurance premiums	(30,145)	(669)
Earned premiums, net of reinsurance	(10,363)	20,377
Other income	313	242
Total revenue	(10,050)	20,619
Operating segments after elimination of intra-group amounts, before unallocated | Asia
Analysis of operating segments
Gross premiums earned	10,890	11,458
Outward reinsurance premiums	50	(499)
Earned premiums, net of reinsurance	10,940	10,959
Other income	285	228
Total revenue	11,225	11,187
Operating segments after elimination of intra-group amounts, before unallocated | US
Analysis of operating segments
Gross premiums earned	8,892	9,588
Outward reinsurance premiums	(30,195)	(170)
Earned premiums, net of reinsurance	(21,303)	9,418
Other income	28	14
Total revenue	(21,275)	9,432
Operating segments
Analysis of operating segments
Interest income	2,166	2,265
Other investment return	1,660	29,558
Total revenue, net of reinsurance	(6,207)	52,494
Operating segments | Asia
Analysis of operating segments
Interest income	883	805
Other investment return	3,235	8,826
Total revenue, net of reinsurance	15,343	20,839
Operating segments | US
Analysis of operating segments
Interest income	1,283	1,460
Other investment return	(1,575)	20,732
Total revenue, net of reinsurance	(21,550)	31,655
Unallocated to a segment (other operations) - including intra-group eliminations
Analysis of operating segments
Total revenue, net of reinsurance	143	45
Elimination of intra-group amounts
Analysis of operating segments
Total revenue	(17)	(52)
Elimination of intra-group amounts | Asia
Analysis of operating segments
Total revenue		(21)
Elimination of intra-group amounts | US
Analysis of operating segments
Total revenue	(17)	(31)
Unallocated to a segment (Other operations)
Analysis of operating segments
Gross premiums earned	60	35
Outward reinsurance premiums	(4)	(4)
Earned premiums, net of reinsurance	56	31
Other income	20	16
Total revenue	76	47
Interest income	22	27
Other investment return	$ 62	$ 23